Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets as at December 31, 2022 and December 31, 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Insurance and other claims	$15,008	$6,265
Advances to suppliers and other assets	6,946	7,963
Prepaid insurances	2,969	2,657
Other (1)	8,842	8,339
Total	$33,765	$25,224

(1)	Includes mainly current portion of the straight-line basis of revenue recognition.